Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2023

	Shares	Value	Ticker	Total Cost
Common Stocks - 87.95%

Aerospace & Defense - 1.26%
AerSale Corp.	10,754	185,184	ASLE	160,002.29
		185,184		160,002

Banks - 2.7%
The First of Long Island Corp.	12,731	171,869	FLIC	258,289.87
First Internet Bancorp	13,619	226,756	INBK	353,030.36
		398,625		611,320.23

Building Products - 0.31%
Masterbrand, Inc.	5,644	45,378	MBC	44,765.39
		45,378		44,765

Capital Markets - 11.84%
180 Degree Capital Corp.	43,812	220,379	TURN	347,912.43
Diamond Hill Investment Group, Inc. Class A	1,418	233,374	DHIL	189,282.89
Donnelley Financial Solutions, Inc.	5,850	239,031	DFIN	49,385.10
Heritage Global, Inc.	83,340	239,186	HGBL	224,994.97
Newtek Business Services Corp.	18,982	242,970	NEWT	255,787.67
Silvercrest Asset Management Group, Inc.	31,425	571,307	SAMG	504,185.34
		1,746,246		1,571,548.40

Commercial Services & Supplies - 4.23%
Perma-Fix Environmental Services, Inc.	52,937	623,598	PESI	260,060.19
		623,598		260,060

Communication Equipment- 1.63%
Aviat Networks, Inc. (a)	5,280	181,949	AVNW	95,113.29
PCTEL, Inc.	13,847	58,573	PCTI	87,427.79
		240,522		182,541.08

Construction & Engineering - 4.14%
Concrete Pumping Holdings, Inc.	23,898	162,506	BBCP	139,436.34
Orion Group Holdings, Inc.	105,543	273,356	ORN	448,156.21
Sterling Construction Co., Inc.	4,613	174,740	STRL	54,458.32
		610,603		642,050.87

Distributors - 0.82%
VOXX International Corp. (a)	9,770	120,464	VOXX	87,375.38
		120,464		87,375.38

Diversified Financial Services - 1.6%
TIPTREE, Inc. (a)	16,223	236,369	TIPT	104,517.46
		236,369		104,517.46

Electrical Equipment, Instruments & Comp - 3.77%
Iteris, Inc (a)	42,239	198,101	ITI	131,535.11
Richardson Electronics Ltd.	16,024	357,656	RELL	208,205.29
		555,757		339,740.40

Energy Equipment & Services-0.73%
Independence Contract Drilling, Inc.	33,121	107,974	ICD	127,803.80
		107,974		127,803.80

Equity Real Estate Investment Trusts - 2.5%
Postal Realty Trust, Inc.	24,214	368,537	PSTL	375,717.53
		368,537		375,717.53

Food Products - 0.69%
Coffee Holding Company, Inc. (a) (c)	54,308	101,556	JVA	179,773.02
		101,556		179,773

Health Care Providers & Services - 1.32%
Psychemedics Corp.	26,088	136,962	PMD	222,260.42
Viemed Healthcare, Inc.	5,956	57,535	VMD	30,551.52
		194,497		252,812

Household Durables - 2.93%
Flexsteel Industries, Inc.	21,859	421,004	FLXS	397,667.25
Zagg/Cvr.Us	71,453	10,718	ZAGG/CVR.US	-
		431,722		397,667

IT Services - 5.48%
Computer Task Group, Inc.	58,489	424,045	CTG	360,355.23
International Money Express, Inc.	13,144	338,852	IMXI	304,979.18
PFSweb Inc.	10,491	44,482	PFSW	43,642.56
		807,379		708,977

Insurance - 4.32%
Crawford & Company (CRD-A)	76,278	637,684	CRD.A.N	550,324.58
		637,684		550,324.58

Internet & Direct Marketing Retail - 2.74%
Polished.com, Inc.	776,493	403,854	POL	860,997.61
		403,854		860,997.61

Leisure Products - 3.59%
Smith & Wesson Brands, Inc.	42,965	528,899	SWBI	499,079.33
		528,899		499,079.33

Machinery - 0.46%
LB Foster Co.	5,865	67,330	FSTR	89,655.83
		67,330		89,655.83

Marine - 4.15%
Eagle Bulk Shipping, Inc.	5,775	262,763	EGLE	199,183.69
Genco Shipping & Trading Limited	22,288	349,030	GNK	275,255.69
		611,793		474,439.38

Metals & Mining -1.19%
Endeavour Silver Corp. (a)	27,796	107,848	EXK	69,663.23
Universal Stainless & Alloy Products, Inc. (a)	18,807	175,845	USAP	232,057.81
		283,694		301,721.04

Oil, Gas & Consumable Fuels - 6.38%
Alto Ingredients, Inc. (a)	108,706	163,059	ALTO	440,891.44
Evolution Petroleum Corp. (a)	16,081	101,471	EPM	75,039.43
Teekay Tankers Ltd. (a)	3,981	170,904	TNK	59,844.39
Vaalco Energy, Inc. (a)	111,635	505,707	EGY	273,548.82
		941,141		849,324.08

Personal Products - 2.34%
Nature's Sunshine Products, Inc.	33,730	344,383	NATR	404,199.74
		344,383		404,199.74

Professional Services - 4.29%
Acacia Research Corp. (a)	39,990	154,361	ACTG	176,631.17
Acacia Research Corp.- Right	9,998	-	2223718D	-
BG Staffing, Inc.	44,916	478,355	BGSF	551,153.24
		632,717		727,784.41

Real Estate Investment Trusts- 1.11%
Sachem Capital Corp.	43,869	163,193	SACH	165,973.28
		163,193		165,973

Real Estate Management & Development - 0.71%
LuxUrban Hotels, Inc	38,243	105,168	LUXH	80,310.44
		105,168		80,310.44

Semiconductors & Semiconductor Equipment- 1.41%
Amtech Systems, Inc. (a)	21,809	208,058	ASYS	134,603.99
		208,058		134,604

Software - 1.4%
Allot Communications Ltd. (a)	44,024	118,425	ALLT	294,060.73
Intellicheck, Inc.	34,939	87,348	IDN	71,656.01
		205,772		365,716.74

Specialty Retail - 1.46%
America's Car-Mart, Inc. (a)	2,712	214,818	CRMT	198,394.62
		214,818		198,395

Technology Harware, Storage & Peripheral Total - 2.01%
Immersion Corporation	33,187	296,692	IMMR	271,038.95
		296,692		271,039

Textiles, Apparel, & Luxury Goods - 5.3%
Culp, Inc. (a)	44,535	231,582	CULP	304,237.28
Lakeland Industries, Inc. (a)	29,223	426,656	LAKE	539,549.01
Movado Group, Inc. (a)	4,311	124,027	MOV	121,945.19
		782,265		965,731

Thrifts & Mortgage Finance - 0.92%
Federal Agricultural Mortgage Corp.	1,023	136,253	AGM	75,803.52
		136,253		75,803.52
Trading Companies & Distributors - 2.46%
Karat Packaging Co.	27,215	362,776	KRT	378,309.94
		362,776		378,309.94

TOTAL COMMON STOCKS (Cost $13,440,081)		13,700,901		13,440,081

Money Market Funds - 7.47%
First American Funds Institutional Government Fund Class Y 4.2% (b)	1,101,082	1,101,082	FGVXX	1,101,081.62
		1,101,082		1,101,081.62

TOTAL MONEY MARKET FUNDS (Cost $1,101,082)		1,101,082		1,101,081.62

TOTAL INVESTMENTS (Cost $14,541,163) 100.38%		14,801,983	100.38%	14,541,162.78

Liabilities In Excess of Other Assets - -0.38%		(56,162)	-0.38%

TOTAL NET ASSETS - 100.00%		$ 14,745,820	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2023.
(c) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 14,791,265	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	$ 10,718	- 0 -
Total	$ 14,801,983	- 0 -